Alger Weatherbie Enduring Growth Fund, a series of The Alger Funds
360 Park Avenue South
New York, New York 10010
September 23, 2021
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Re:
Alger Weatherbie Enduring Growth Fund, a series of The Alger Funds (File Nos.: 811-1355, 33-4959)
Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of The Alger Funds (the “Trust”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, we hereby transmit for filing with the Securities and Exchange Commission (the “Commission”) Post-Effective Amendment No. 135 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to launch the Alger Weatherbie Enduring Growth Fund (the “Fund”), a new series of the Trust. The Amendment contains the prospectuses for Class A, Class C, Class I, Class Y and Class Z shares of the Fund and the statement of additional information of the Fund. In accordance with Rule 485(a)(2) under the Securities Act, the Fund expects to commence operations on or about December 10, 2021.
Should members of the Commission staff have any questions or comments regarding the Amendment, please contact the undersigned at (212) 806-8838 or tpayne@alger.com, or Mia Pillinger of this office at (212) 806-8806 or mpillinger@alger.com.
Very truly yours,
/s/ Tina Payne
Tina Payne
cc: Hal Liebes, Esq.
Mia G. Pillinger, Esq.